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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C.  20549

                                   FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2000

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):   [  ] is a restatement.
                                      [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      JOINT ENERGY DEVELOPMENT INVESTMENTS LIMITED PARTNERSHIP
Address:   1400 SMITH STREET
           HOUSTON, TEXAS 77002

13F File Number:  28-6976

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ben F. Glisan, Jr.
Title:     Vice President, Finance and Treasurer of Enron Capital Corp.,
           as General Partner of Enron Capital Management Limited Partnership, General Partner of Joint Energy Development Investments Limited Partnership
Phone:     713-853-6393

Signature, Place, and Date of Signing:

      /s/ BEN F. GLISAN, JR.       HOUSTON, TEXAS      November 14, 2000
      -------------------------    --------------     -------------------
            [Signature]            [City, State]           [Date]

Report Type (Check only one):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




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                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         2

Form 13F Information Table Entry Total:    3

Form 13F Information Table Value Total:   $212,556
                                         (thousands)


List of Other Included Managers:


     No.    13F File Number        Name

     1      28-6992              ENRON CAPITAL CORP.

     2      28-6974              ENRON CAPITAL MANAGEMENT LIMITED PARTNERSHIP


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
                                                    FORM 13F INFORMATION TABLE

            COLUMN 1             COLUMN 2 COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7            COLUMN 8
-------------------------------- -------- --------- -------- ---------------------- -------- ------------ --------------------------
                                  TITLE    CUSIP     VALUE     SHARES /    SH/ PUT/ INVSTMT     OTHER          VOTING AUTHORITY
         NAME OF ISSUER          OF CLASS  NUMBER   (x$1000) PRINCIPAL AMT PRN CALL DSCRETN    MANAGERS     SOLE    SHARED    NONE
-------------------------------- -------- --------- -------- ------------- --- ---- -------- ------------ -------- -------- --------

HANOVER COMPRESSOR CO            COM      410768105  181,957     5,523,900 SH       DEFINED      1,2       5,523,900


QUICKSILVER RESOURCES INC        COM      74837R104   12,653     1,340,405 SH       DEFINED      1,2       1,340,405


PURE RES INC                     COM      74622E102   17,946       847,018 SH       DEFINED      1,2         847,018